SUPPLEMENTAL DISCLOSURES BY GEOGRAPHIC LOCATION AND PRODUCT LINE (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Geographical Areas And Products [Abstract]
Schedule of geographic location and revenues
The following table presents geographic information about revenue attributed to countries based on the location of external customers for each of the years in the three-year period ended December 31, 2021:

	2021	2020	2019
	$	$	$
Revenue
Canada	151,949	119,287	104,842
Germany	37,615	25,387	26,082
United States	1,206,868	966,729	923,239
Other	135,037	101,625	104,356
Total revenue	1,531,469	1,213,028	1,158,519
The following table presents geographic information about long-lived assets by country based on the location of the assets for the years ended:

	December 31, 2021	December 31, 2020
	$	$
Property, plant and equipment
Canada	31,473	34,984
India	58,301	54,518
Portugal	27,398	24,720
United Kingdom	11,801	—
United States	329,682	300,950
Other	701	42
Total property, plant and equipment	459,356	415,214
Goodwill
Canada	12,289	12,309
Germany	8,629	—
Hong Kong	10,781	—
India	26,455	26,905
United States	93,680	93,680
Total goodwill	151,834	132,894
Intangible assets
Canada	15,326	13,167
Hong Kong	21,128	—
India	9,482	12,389
United Kingdom	790	—
United States	91,999	98,718
Total intangible assets	138,725	124,274
Other assets
Canada	149	165
India	312	192
Portugal	33	34
United States	16,055	12,919
Total other assets	16,549	13,310

Schedule of revenue by product line
The following table presents revenue information based on revenues for the following product categories for each of the years in the three-year period ended December 31, 2021:

	2021	2020	2019
	$	$	$
Revenue
Tape	799,576	658,911	632,950
Film	250,181	181,180	184,398
Engineered coated products	206,315	159,933	162,955
Protective packaging	188,902	152,710	135,605
Packaging machinery	81,087	54,870	33,621
Other	5,408	5,424	8,990
	1,531,469	1,213,028	1,158,519